                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

January 2, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer AMT-Free New York Municipals (the "Registrant")
           Reg. No. 2-91683; File No. 811-4054

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 35 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 21, 2007.

                                    Sincerely,

                                    /s/Randy G. Legg
                                    Randy G. Legg
                                    Vice President and Associate Counsel
                                    303-768-1026
                                    rlegg@oppenheimerfunds.com

cc:  Mayer Brown LLP
     KPMG
     Gloria LaFond
     Nancy S. Vann